Transactions with Related Parties - Crewcare & Proplous (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 40,266	$ 35,834
Due from related parties	3,059,450	3,987,430
Vessels operating expenses - related party	1,151,948	512,579	246,744
Crewcare Inc. Manning Agency Agreements
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Due to related parties	40,266	35,834
Vessels operating expenses - related party	192,971	188,527	118,922
Crewcare Inc. Cadetship Program Agreement
Related Party Transaction [Line Items]
One-off recruitment fees per cadet employee	5,000
Vessels operating expenses - related party	15,000
Proplous Navigation S.A.
Related Party Transaction [Line Items]
Due from related parties	$ 34,458	$ 34,458